Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-live assets
Amortization of intangible assets	$ 3,564	$ 3,364	$ 604
Depreciation expenses	$ 33,218	$ 41,906	$ 34,433
Minimum
Long-live assets
Estimated useful lives of intangible assets	2 years
Maximum
Long-live assets
Estimated useful lives of intangible assets	10 years
Computers and equipment | Minimum
Long-live assets
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Long-live assets
Estimated useful lives of assets	4 years
Furniture and fixtures
Long-live assets
Estimated useful lives of assets	5 years